Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 29, 2013
Equity [Abstract]
Components of Accumulated Other Comprehensive Income
Components of other comprehensive income (loss) consist of the following:

(Dollars in Millions)	Foreign Currency Translation	Gain/(Loss) on Securities	Employee Benefit Plans	Gain/ (Loss) on Derivatives & Hedges	Total Accumulated Other Comprehensive Income (Loss)
January 2, 2011	$(969)	24	(2,686)	100	(3,531)
Net 2011 changes	(557)	424	(1,700)	(268)	(2,101)
January 1, 2012	(1,526)	448	(4,386)	(168)	(5,632)
Net 2012 changes	1,230	(253)	(1,331)	176	(178)
December 30, 2012	(296)	195	(5,717)	8	(5,810)
Net 2013 changes	94	(89)	2,708	237	2,950
December 29, 2013	$(202)	106	(3,009)	245	(2,860)